Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance of unrecognized tax benefits as at January 1	$ 20,335	$ 20,304	$ 29,364
Increases for positions related to the current year	4,578	3,643	1,141
Changes for positions taken in prior years	(2,965)	1,015	(1,284)
Decreases related to statute of limitations	(3,558)	(4,627)	(8,917)
Balance of unrecognized tax benefits as at December 31	$ 18,390	$ 20,335	$ 20,304